Note 5 (Tables)	9 Months Ended
Jul. 31, 2012
Inventory Impairment [Table Text Block]
(Dollars in millions)	Three Months Ended July 31, 2012			Three Months Ended July 31, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	1	$0.1	$0.3	-	$-	$-
Mid-Atlantic	-	-	-	-	-	-
Midwest	-	-	-	1	0.4	0.9
Southeast	2	0.1	0.3	10	1.5	4.9
Southwest	-	-	-	-	-	-
West	-	-	-	2	3.2	10.9
Total	3	$0.2	$0.6	13	$5.1	$16.7
(Dollars in millions)	Nine Months Ended July 31, 2012			Nine Months Ended July 31, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	6	$2.5	$16.4	5	$17.7	$88.6
Mid-Atlantic	3	0.4	0.8	3	2.1	10.9
Midwest	1	0.1	1.1	1	0.4	0.9
Southeast	10	2.4	5.8	10	1.5	4.9
Southwest	-	-	-	-	-	-
West	-	-	-	4	6.5	21.5
Total	20	$5.4	$24.1	23	$28.2	$126.8

Write-Offs and Lots Walked Away From [Table Text Block]
	Three Months Ended July 31,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	210	$0.1	486	$0.8
Mid-Atlantic	-	-	485	4.8
Midwest	89	0.1	-	-
Southeast	-	-	184	0.5
Southwest	116	0.3	225	0.1
West	-	-	-	0.1
Total	415	$0.5	1,380	$6.3
	Nine Months Ended July 31,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	210	$0.4	1,531	$4.0
Mid-Atlantic	182	0.2	2,259	5.3
Midwest	194	0.2	230	0.4
Southeast	734	0.7	1,357	0.8
Southwest	281	0.3	295	0.1
West	-	-	143	3.1
Total	1,601	$1.8	5,815	$13.7